Goodwill (Details)	12 Months Ended
Dec. 31, 2019 € / $
Assumptions
Foreign exchange rate (EUR/USD)	1.135
Goodwill
Assumptions
Average inflation rate	1.00%
Pre-tax discount rate	8.00%
Annual growth rate	1.00%